Share-based compensation	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation
23.
Share-based compensation
23.1.
Share-based compensation: VTEX

VTEX provides share-based compensation to selected directors and employees as a stock-option plan.

Both stock options and Restricted Stock Units instruments (“RSUs”) are exercisable as long as the director or employee fulfills the worked periods after the options are granted.

Set out below are summaries of options granted under the plans:

	Number of options (thousands)	Weighted average exercise price	Remaining contractual terms in years	Weighted average grant date fair value
At December 31, 2021	8,809	4.78	5.37	1.58
Granted	3,910	4.39	—	1.98
Forfeit	(2,508)	7.22	—	3.19
Exercised (i)	(497)	1.14	—	0.46
At December 31, 2022	9,714	4.18	4.37	1.41
Granted	1,653	4.87	—	2.42
Forfeit	(513)	6.44	—	3.72
Exercised (i)	(958)	1.02	—	0.52
At December 31, 2023	9,896	4.17	3.86	1.44
Granted	901	6.83	—	3.22
Forfeit	(404)	4.51	—	1.29
Exercised (i)	(1,278)	3.04	—	0.54
At December 31, 2024	9,115	4.55	3.02	1.74
Stock options exercisable as of December 31, 2024	5,706	4.50	2.69	1.32

(i)
The number of stock options withheld for tax purposes was 186 thousand shares (38 thousand shares in 2023 and 79 thousand shares in 2022).

The fair value of the stock options granted was calculated based on the Binomial Options Pricing Model considering the average contract term. The model inputs for options included:

•
Strike Price - Average price weighted by the quantity granted;
•
Target Asset Price – The trading price closest to the granting date of the options or the trading price derived from an independent valuation report;
•
Risk-Free Interest Rate - US Treasury interest rate, according to the contractual term; and
•
Volatility - According to comparable peer entities listed on the stock exchange.

The weighted average inputs used in the year ended December 31, 2024:

•
Target Asset Price – US$6.82 per share (December 31, 2023 – US$5.12 per share);
•
Risk-Free Interest Rate – 4.20% (December 31, 2023: 4.39%) ;
•
Volatility – 55.83% (December 31, 2023: 56.99%); and
•
Expected dividend: None

The following table summarizes the RSU granted under the plan:

	Number of RSUs (thousands)	Weighted average grant date fair value
At December 31, 2021	3,001	7.70
Granted	2,354	5.94
Forfeit	(940)	7.91
Settled (i)	(906)	5.86
At December 31, 2022	3,509	6.94
Granted	2,588	4.90
Forfeit	(284)	6.61
Settled (i)	(2,094)	5.57
At December 31, 2023	3,720	6.32
Granted	2,511	6.75
Forfeit	(489)	6.58
Settled (i)	(1,902)	6.05
At December 31, 2024	3,840	6.70

(i)
The number of RSUs withheld for tax purposes was 417.3 thousand shares (603.2 thousand shares in 2023 and 234.1 thousand shares in 2022).

The fair value of the restricted stock units granted was calculated using the same Target Asset Price used in the Stock Options appraisal model.

For the year ended December 31, 2024, there was US$16,935 (US$16,669 in 2023 and US$16,538 in 2022) of remaining unamortized compensation costs, including social charges, related to unvested stock options and RSUs granted to the Group’s employees. This cost will be recognized over an estimated weighted average remaining period of 1.84 years. Total unamortized compensation costs will be adjusted for future changes in estimated forfeitures.

The total expense, including taxes and social charges related to the share-based compensation plan for the year ended December 31, 2024, was US$16,303 (US$19,071 in 2023 and US$12,390 in 2022). For the year ended December 31, 2024, the Group recorded in the capital reserve the amount of US$10,766 (US$13,776 in 2023 and US$12,066 in 2022).

The Company must withhold an amount for an employee's tax obligation associated with a share-based payment and transfer that amount to the tax authority on the employee's behalf. The Company is settling the share-based compensation on a net basis by withholding the number of shares with a fair value equal to the monetary value of the employee's tax obligation and only issuing the remaining shares on completion of the vesting period. If all of the shares outstanding as at December 31, 2024 were subsequently vested, the Group would be required to pay taxes of approximately US$9,369 (US$13,847 on December 31, 2023) considering the stock price as of December 31, 2024.

23.2.
Share-based compensation: Loja Integrada

On April 29, 2021, VTEX introduced a new share-based compensation plan to selected directors and employees as a stock option and RSU plan in Loja Integrada, a subsidiary wholly owned. This share-based compensation plan also has RSU and Stock Options. Under both stock option plan and RSUs, the options have a term of 7 years as of the grant date. They are exercisable as long as the director or employee fulfills the worked periods after the options are granted.

Set out below are summaries of options granted under the plan:

	Number of options (thousands)	Weighted average exercise price	Remaining contractual terms in years	Weighted average grant date fair value
At December 31, 2021	23.57	12.37	6.35	5.47
Granted	—	—	—	—
Forfeit	(15.15)	12.78	—	5.82
Exercised	—	—	—	—
At December 31, 2022	8.42	13.48	5.35	5.66
Granted	—	—	—	—
Forfeit	—	—	—	—
Exercised	—	—	—	—
At December 31, 2023	8.42	14.81	4.35	6.17
Granted	—	—	—	—
Forfeit	(8.42)	13.08	—	5.49
Exercised	—	—	—	—
At December 31, 2024	—	—	—	—
Stock options exercisable as of December 31, 2024	—	—	—	—

The fair value of the stock options granted was calculated based on the Binomial Options Pricing Model considering the average contract term. The model inputs for options included:

•
Strike Price - Average price weighted by the quantity granted;
•
Target Asset Price - The trading price closest to the granting date of the options or the trading price derived from an independent valuation report;
•
Risk-Free Interest Rate - Future CDI, according to the contractual term; and
•
Volatility - According to comparable peer entities listed on the stock exchange.

The following table summarizes the RSU granted under the plan:

	Number of RSUs (thousands)	Weighted average grant date fair value
At December 31, 2021	83.03	11.22
Granted	327.27	6.54
Forfeit	(76.24)	10.70
Settled (i)	(48.78)	9.69
At December 31, 2022	285.28	6.42
Granted	115.00	5.10
Forfeit	(82.25)	5.50
Settled (i)	(77.15)	7.17
At December 31, 2023	240.89	6.49
Granted	47.03	4.11
Forfeit	(0.50)	7.51
Settled (i)	(98.52)	5.17
At December 31, 2024	188.90	5.51

(i)
The number of RSUs withheld for tax purposes was 10.9 thousand shares (3.7 thousand shares in 2023).

For the year ended December 31, 2024, there was US$454.10 (2023 – US$733.36) of remaining unamortized compensation cost, including social charges, related to unvested stock options and RSUs granted to the Group’s employees. This cost will be recognized over an estimated weighted-average remaining period of 1.63 years. Total unamortized compensation costs will be adjusted for future changes in estimated forfeitures.

The total expense, including taxes and social charges related to the Loja Integrada share-based compensation plan for the year ended December 31, 2024, was US$668 (US$615 in 2023). For the year ended December 31, 2024, the Group recorded in the capital reserve the amount of US$411 (US$421 in 2023).

The Company must withhold an amount for an employee's tax obligation associated with a share-based payment and transfer that amount to the tax authority on the employee's behalf. The Company is settling the share-based compensation on a net basis by withholding the number of shares with a fair value equal to the monetary value of the employee's tax obligation and only issuing the remaining shares on completion of the vesting period. If all of the shares outstanding as at December 31, 2024 were subsequently vested, the Group would be required to pay taxes of approximately US$148 (US$ 184 on December 31, 2023) considering the stock price as of December 31, 2024.

23.3.
Amounts recognized in the statement of profit or loss

The following table illustrates the classification of share-based compensation in the consolidated statements of profit and loss which includes both share-based compensation of VTEX and Loja Integrada, which includes social charges and taxes:

	December 31, 2024	December 31, 2023	December 31, 2022
Subscription cost	(200)	(205)	(502)
Services cost	(524)	(464)	(156)
General and administrative	(8,371)	(7,254)	(4,366)
Sales and marketing	(3,992)	(4,382)	(2,885)
Research and development	(3,884)	(7,380)	(4,844)
Total	(16,971)	(19,685)	(12,753)